PERSONNEL SALARIES AND EXPENSES	12 Months Ended
Dec. 31, 2018
Personnel Salaries And Expenses
PERSONNEL SALARIES AND EXPENSES

NOTE 32

PERSONNEL SALARIES AND EXPENSES

For the years ended December 31, 2018, 2017 and 2016, the composition of personnel salaries and expenses is as follows:

	For the years ended December 31,
	2018	2017	2016
	MCh$	MCh$	MCh$

Personnel compensation	259,354	250,962	249,703
Bonuses or gratifications	72,728	75,181	77,649
Stock-based benefits	(337)	2,752	331
Seniority compensation	21,869	26,120	26,263
Pension plans	1,069	2,039	(150)
Training expenses	3,782	2,867	2,835
Day care and kindergarten	2,778	2,505	3,072
Health funds	-	4,748	4,777
Welfare funds	6,040	896	806
Other personnel expenses	30,281	28,897	29,847
Total	397,564	396,967	395,133